SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund

Conservative Strategy Fund

Moderate Strategy Fund

Supplement Dated July 18, 2006

to the Class A Shares Prospectus Dated July 31, 2005

This supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Addition of New Underlying SEI Funds to the Investment Strategies of the Defensive Strategy, Conservative Strategy and Moderate Strategy Funds

The Prospectus is hereby amended and supplemented to reflect the addition of two new Underlying SEI Funds to the investment strategies of the Defensive Strategy, Conservative Strategy and Moderate Strategy Funds (each a “Strategy Fund” and, together, the “Strategy Funds”).

Accordingly, for each Strategy Fund, under the heading “U.S. Equity” in the chart appearing under the section entitled “Investment Strategy,” the SIMT Global Managed Volatility Fund is hereby added. For each Strategy Fund, under the heading “Investment Grade Bonds & Money Market” in the chart appearing under the section entitled “Investment Strategy,” the SIMT Enhanced Income Fund is hereby added.

In addition, for each Fund, in the table entitled “Annual Fund Operating Expenses” in the sub-section entitled “Fund Fees and Expenses,” the expenses provided in the row entitled “Estimated Underlying Fund Expenses” are hereby deleted and replaced as follows:

Estimated Underlying
Fund Expenses
Defensive Strategy Fund	0.72%
Conservative Strategy Fund	0.81%
Moderate Strategy Fund	0.86%

Furthermore, in the chart under the section entitled “Information about the Underlying SEI Funds,” the following information is hereby added:

Underlying SEI Fund:	Expense Ratio:
SIMT Global Managed Volatility Fund	N/A	*
SIMT Enhanced Income Fund	N/A	*

The footnote following this chart is hereby deleted and replaced with the following:

*              The SIMT Large Cap Diversified Alpha, SIMT Small/Mid Cap Equity, SIMT Global Managed Volatility and SIMT Enhanced Income Funds were not operational as of June 30, 2005.

In the sub-section entitled “Underlying U.S. Equity Funds” in the section entitled “Information about the Underlying SEI Funds,” the following paragraph is hereby added:

SIMT Global Managed Volatility Fund: The SIMT Global Managed Volatility Fund seeks capital appreciation with less volatility than the broad global equity markets. Under normal circumstances, the Fund will typically invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, exchange-traded funds, depositary receipts and equity options. The Fund also may invest in futures, options on futures, and swap agreements and engage in short sales. Under normal circumstances, the Fund will invest in at least three countries outside of the U.S., but will typically invest much more broadly. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that the Adviser believes would produce a less volatile return stream than the market. The Adviser effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. In managing the Fund’s currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging purposes. Acadian Asset Management Inc. and Analytic Investors, Inc. serve as Sub-Advisers to the SIMT Global Managed Volatility Fund.

Finally, in the sub-section entitled “Underlying Investment Grade Bond & Money Market Funds” in the section entitled “Information about the Underlying SEI Funds,” the following paragraph is hereby added:

SIMT Enhanced Income Fund: The SIMT Enhanced Income Fund seeks capital appreciation and income. Under normal circumstances, the Fund invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities, including: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers’ acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with counterparties deemed credit-worthy by the Fund’s Sub-Advisers; and (iv) securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. These securities may be fixed-, variable- or floating-rate obligations and will be rated CCC or higher at the time of purchase by at least one ratings agency. There are no restrictions on the maturity of any individual securities or on the Fund’s average portfolio maturity, although the average portfolio duration of the Fund will typically vary between zero and two years. The Sub-Advisers seek to enhance the Fund’s return by actively managing the Fund’s foreign currency. The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies. Highland Capital Management, L.P., Record Currency Management Limited and Wellington Management Company, LLP serve as Sub-Advisers for the SIMT Enhanced Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-412 (7/06)

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund

Conservative Strategy Fund

Moderate Strategy Fund

Supplement Dated July 18, 2006

to the Class I Shares Prospectus Dated July 31, 2005

This supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Addition of New Underlying SEI Funds to the Investment Strategies of the Defensive Strategy, Conservative Strategy and Moderate Strategy Funds

The Prospectus is hereby amended and supplemented to reflect the addition of two new Underlying SEI Funds to the investment strategies of the Defensive Strategy, Conservative Strategy and Moderate Strategy Funds (each a “Strategy Fund” and, together, the “Strategy Funds”).

Accordingly, for each Strategy Fund, under the heading “U.S. Equity” in the chart appearing under the section entitled “Investment Strategy,” the SIMT Global Managed Volatility Fund is hereby added. For each Strategy Fund, under the heading “Investment Grade Bonds & Money Market” in the chart appearing under the section entitled “Investment Strategy,” the SIMT Enhanced Income Fund is hereby added.

In addition, for each Fund, in the table entitled “Annual Fund Operating Expenses” in the sub-section entitled “Fund Fees and Expenses,” the expenses provided in the row entitled “Estimated Underlying Fund Expenses” are hereby deleted and replaced as follows:

Estimated Underlying
Fund Expenses
Defensive Strategy Fund	0.72%
Conservative Strategy Fund	0.81%
Moderate Strategy Fund	0.86%

Furthermore, in the chart under the section entitled “Information about the Underlying SEI Funds,” the following information is hereby added:

Underlying SEI Fund:	Expense Ratio:
SIMT Global Managed Volatility Fund	N/A	*
SIMT Enhanced Income Fund	N/A	*

The footnote following this chart is hereby deleted and replaced with the following:

*              The SIMT Large Cap Diversified Alpha, SIMT Small/Mid Cap Equity, SIMT Global Managed Volatility and SIMT Enhanced Income Funds were not operational as of June 30, 2005.

In the sub-section entitled “Underlying U.S. Equity Funds” in the section entitled “Information about the Underlying SEI Funds,” the following paragraph is hereby added:

SIMT Global Managed Volatility Fund: The SIMT Global Managed Volatility Fund seeks capital appreciation with less volatility than the broad global equity markets. Under normal circumstances, the Fund will typically invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, exchange-traded funds, depositary receipts and equity options. The Fund also may invest in futures, options on futures, and swap agreements and engage in short sales. Under normal circumstances, the Fund will invest in at least three countries outside of the U.S., but will typically invest much more broadly. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that the Adviser believes would produce a less volatile return stream than the market. The Adviser effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. In managing the Fund’s currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging purposes. Acadian Asset Management Inc. and Analytic Investors, Inc. serve as Sub-Advisers to the SIMT Global Managed Volatility Fund.

Finally, in the sub-section entitled “Underlying Investment Grade Bond & Money Market Funds” in the section entitled “Information about the Underlying SEI Funds,” the following paragraph is hereby added:

SIMT Enhanced Income Fund: The SIMT Enhanced Income Fund seeks capital appreciation and income. Under normal circumstances, the Fund invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities, including: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers’ acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with counterparties deemed credit-worthy by the Fund’s Sub-Advisers; and (iv) securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. These securities may be fixed-, variable- or floating-rate obligations and will be rated CCC or higher at the time of purchase by at least one ratings agency. There are no restrictions on the maturity of any individual securities or on the Fund’s average portfolio maturity, although the average portfolio duration of the Fund will typically vary between zero and two years. The Sub-Advisers seek to enhance the Fund’s return by actively managing the Fund’s foreign currency. The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies. Highland Capital Management, L.P., Record Currency Management Limited and Wellington Management Company, LLP serve as Sub-Advisers for the SIMT Enhanced Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-413 (7/06)

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund

Conservative Strategy Fund

Moderate Strategy Fund

Supplement Dated July 18, 2006

to the Statement of Additional Information Dated July 31, 2005

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”), and should be read in conjunction with such SAI.

Addition of New Underlying SEI Funds to the Defensive Strategy, Conservative Strategy and Moderate Strategy Funds

The SAI is hereby amended and supplemented to reflect the addition of two new Underlying SEI Funds to the investment strategies of the Defensive Strategy, Conservative Strategy and Moderate Strategy Funds (each a “Strategy Fund” and, together, the “Strategy Funds”). In the section entitled “Managers of the Underlying SEI Funds,” the following information is hereby added:

SIMT Global Managed Volatility Fund

Acadian Asset Management Inc. (“Acadian”) serves as a sub-adviser for a portion of the assets of the SIMT Global Managed Volatility Fund. Acadian was founded in 1977 and is a wholly-owned subsidiary of Old Mutual Asset Managers (US) LLC, which is a wholly-owned subsidiary of Old Mutual (US) Holdings Inc., which is a wholly-owned subsidiary of OM Group (UK)(Limited), which, in turn, is a wholly-owned subsidiary of Old Mutual plc. Old Mutual plc, Acadian’s ultimate parent company, is a publicly traded company listed on the U.K. and South African stock exchanges. The principal business address of Acadian is One Post Office Square, Boston, Massachusetts 02109.

Analytic Investors, Inc. (“Analytic”) serves as a sub-adviser for a portion of the assets of the SIMT Global Managed Volatility Fund. Analytic, a wholly-owned subsidiary of Old Mutual Assets Managers (US) LLC, was founded in 1970. The principal business address of Analtyic is 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071.

SIMT Enhanced Income Fund

Highland Capital Management, L.P. (“Highland Capital”) serves as a sub-adviser to a portion of the assets of the SIMT Enhanced Income Fund. Highland Capital was founded in 1993 by James Dondero and Mark Okada, who are principal owners of the firm. The principal business address of Highland Capital is 13455 Noel Road, Suite 800, Dallas, Texas 75240.

Record Currency Management Limited (“RCM”) serves as a sub-adviser to a portion of the assets of the SIMT Enhanced Income Fund. RCM is a private limited company (United Kingdom) founded in 1983 and is a 100% directly owned subsidiary of N.P. Record Limited. N.P. Record Limited is 47.6% owned by Neil P. Record. The principal business address of RCM is 1st Floor, Morgan House, Madeira Walk, Windsor, Berkshire, SL4 1EP, United Kingdom.

Wellington Management Company, LLP (“Wellington Management”) serves as a sub-adviser for a portion of the assets of the SIMT Enhanced Income Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-414 (7/06)